Investment in Films and Television Programs - Narrative (Details) - USD ($) $ in Millions			3 Months Ended		12 Months Ended
	Jun. 26, 2023	Jul. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2023
Schedule of Investments [Line Items]
Unamortized Film and Television Libraries Cost					$ 223.1	$ 132.8
Operating Cycle									12 years 9 months 18 days
Film, monetized in film group, amortization expense	$ 10.0	$ 10.0			1,347.8	$ 1,649.3	$ 1,497.5	$ 171.4
Acquired film and television libraries, unamortized costs			$ 266.4		$ 223.1
Acquired libraries, remaining amortization period (in years)			13 years
Amortization of films and television programs and program rights			$ 230.5	$ 254.1